Assets Held for Sale (Details) $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
Assets Held for Sale [Abstract]
Cash proceeds	$ 0.4
Loss on the disposal of assets sold	0.5
Additional impairment loss	$ 0.2